Operating Segment Results - Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues	$ 1,986	$ 2,120
U.S.
Segment Reporting Information [Line Items]
Revenues	1,566	1,675
Canada - export
Segment Reporting Information [Line Items]
Revenues	401	427
Canada - domestic
Segment Reporting Information [Line Items]
Revenues	$ 19	$ 18